EMPLOYEE EQUITY INCENTIVE PLAN (Stock Option Activities) (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Options outstanding, beginning balance	42,891,460	46,256,457	43,054,457
Granted		9,520,000	13,320,000
Forfeited	(1,327,000)	(8,832,517)	(1,515,040)
Exercised	(8,915,040)	(4,052,480)	(8,602,960)
Options outstanding, ending balance	32,649,420	42,891,460	46,256,457
Weighted average exercise price
Options outstanding, ending balance	$ 0.14	$ 0.10	$ 0.10
Granted		0.22	0.21
Forfeited	0.16	0.22	0.12
Exercised	0.11	0.11	0.10
Options outstanding, ending balance	0.14	0.14	0.10
Weighted average grant-date fair value
Options outstanding, ending balance	0.12	0.12	0.08
Granted		0.06	0.06
Forfeited	0.05	0.06	0.08
Exercised	0.08	0.09	0.06
Options outstanding, ending balance	$ 0.13	$ 0.12	$ 0.12